Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Lease Commitments

NOTE 9 – Lease Commitments

The Trust leases office facilities in Saint Paul, Minnesota. These leases include one-hundred-eighty-day cancellation clauses, contain various renewal options and exclude any contingent rental provisions. Rental expense for these operating leases amounted to $62,056, $61,823 and $61,823 for the years 2012, 2011 and 2010, respectively.